Events after the Reporting Date (Details) - Events after the reporting date [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Sep. 04, 2019	Jul. 03, 2019
Events after the Reporting Date (Textual)
Granted options to purchase ordinary shares to employees		3,691
Description of vesting period		One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.
Exercise price		$ 0.15
Aggregate original principal amount	$ 4,300
Additional amount	2,700
Total gross proceed	$ 7,000
Warrants to purchase ADS ratio, description	The notes are convertible into the Company's ADS, together with warrants to purchase ADS in a ratio of 0.85 warrant per 1 ADS. The Company issued an aggregate of 62,668,850 non-tradable warrants (exercisable 62,668,850 Ordinary Shares), according to the exercise terms determined. In case the Company will not have an effective registration statement in time of exercising of the rights to purchase or the warrants, they include a cashless exercise mechanism. The gross proceeds from the first closing were $4,276,227 before deducting placement agent fees, escrowed amounts and other expenses.
ADS [Member]
Events after the Reporting Date (Textual)
Conversion price	$ 0.29
Convertible promissory notes, description	The warrants will have an exercise price equal to 125% of the conversion price of the convertible promissory notes, will be exercisable upon the six-month anniversary of issuance and will expire five years from the date of issuance.